Taxes on Income (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Current taxes	$ 91	$ 53	$ 208
Deferred taxes	61	76	(23)
Taxes in respect of prior years	(5)	0	(27)
Income taxes	$ 147	$ 129	$ 158